Right of use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of right of use assets

Buildings A$
Gross carrying amount
Balance as at 1 July 2022	460,385
Additions	-
Disposals	-
Balance as at 30 June 2023	460,385

Depreciation and impairment
Balance as at 1 July 2022	(53,712)
Disposals	-
Depreciation	(92,077)
Balance as at 30 June 2023	(145,789)

Carrying amount as at 30 June 2023	314,596

Schedule of operating lease liabilities

Lease liabilities are presented in the consolidated statement of financial position as follows:

	Consolidated Group
	2023 A$	2022 A$
Current	85,165	32,672
Non-current	332,578	417,744
	417,743	450,416
The lease liabilities are secured by the related underlying right of use assets. Future minimum lease payments at 30 June 2022 were as follows:

	Within 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Lease payments	114,211	149,251	151,716	63,916	-	479,104
Finance charges	(29,056)	(20,582)	(10,542)	(1,181)	-	(61,361)
Net present value	85,165	128,669	141,174	62,735	-	417,743

Schedule of original condition in end lease

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Office	1	3-4 years	3 years	-	-	-	-